Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Payable [Abstract]
Notes Payable

NOTE 10: NOTES PAYABLE

Notes payable consists of the following:

	March 31,	December 31,
	2021	2020	Maturity	Interest Rate
10% Promissory note - originated in October 2019	$25,060	$25,060	Due on demand	10.0%
Promissory note - originated in October 2019	25,060	25,060	Due on demand	10.0%
Promissory note - originated in April 2020	10,000	10,000	Due on demand	No interest
Paycheck Protection Program Promissory note - originated in April 2020 (1)	339,000	339,000	2 years	1.0%
Economic Injury Disaster Loan - originated in May 2020 (2)	150,000	150,000	30 years	1.0%
Promissory note - originated in June 2020	-	43,356	$3,942.86 daily payment	16.0%
Promissory note - originated in September 2020	73,162	80,730	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in October 2020	-	158,169	$2,293.31 daily payment	25.0%
Promissory note - originated in November 2020	-	170,886	$4,497.00 daily payment	25.0%
Promissory note - originated in November 2020	439,243	394,846	$6,999.00 daily payment	25.0%
Promissory note - originated in December 2020	47,199	50,031	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021 (3)	1,394,000	-	5 years	4.0%
Promissory note - originated in January 2021	68,338	-	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in January 2021	14,484	-	$992.06 daily payment	25.0%
Promissory note - originated in January 2021	112,425	-	$4,497.00 daily payment	25.0%
Promissory note - originated in February 2021	171,224	-	$3,971.43 daily payment	25.0%
Promissory note - originated in March 2021	73,950	-	$870,00 daily payment	15.0%
Promissory note - originated in March 2021	47,595	-	$5,613.46 daily payment	24.0%
	2,990,740	1,447,138
Less debt discount and debt issuance cost	(291,474)	(289,332)
	2,699,266	1,157,806
Less current portion of promissory notes payable	826,173	585,310
Long-term promissory notes payable	$1,873,093	$572,496

(1)	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration (“SBA”).

During the period, the Company received a loan issued under the CARES Act program - Paycheck Protection Program (“PPP”). This loan program provides small businesses with funds to pay up to 8 weeks of payroll costs including benefits. Funds can also be used to pay interest on mortgages, rent, and utilities.

Under the PPP, the Company may apply to have certain amounts forgiven under the direction of the Administrator of the SBA providing that the Company satisfies certain criteria. Repayment of the PPP loan will commence earlier of when the SBA remits the forgiveness amount to the lender or the Maturity Date.

(2)	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program.

As the Company received an EIDL advance and a PPP loan, the EIDL advance portion will be applied against the PPP forgiveness amount as repayment to the SBA upon approval of the PPP forgiveness application.

(3)	On February 12, 2021, the Company issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, the Company recorded loss on settlement of debt of $309,309.

During the three months ended March 31, 2021, the Company recognized interest expense of $17,170, and amortization of debt discount, included in interest expense of $469,471, respectively.

During the three months years ended March 31, 2021 and 2020, the Company issued a total of $2,800,191 and $276,000, less discount of $471,610 and $86,385, and repaid $1,256,591 and $203,245, respectively.

NOTE 11: NOTES PAYABLE

Notes payable consists of the following:

	December 31,	December 31,
	2020	2019	Maturity	Interest Rate
10% Promissory note - originated in October 2019	$25,060	$25,060	Due on demand	10.0%
Promissory note - originated in October 2019	25,060	25,060	Due on demand	10.0%
Promissory note - originated in November 2019	-	115,000	Due on August 19, 2020	10.0%
Promissory note - originated in April 2020	10,000	-	Due on demand	No interest
Paycheck Protection Program Promissory note - originated in April 2020 (1)	339,000	-	2 years	1.0%
Economic Injury Disaster Loan - originated in May 2020 (2)	150,000	-	30 years	3.75%
Promissory note - originated in June 2020	43,356	-	$3,942.86 daily payment	16.0%
Promissory note - originated in September 2020	80,730	-	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in October 2020	158,169	-	$2,293.31 daily payment	25.0%
Promissory note - originated in November 2020	170,886	-	$4,497.00 daily payment	25.0%
Promissory note - originated in November 2020	394,846	-	$6,999.00 daily payment	25.0%
Promissory note - originated in December 2020	50,030	-	$1,854.41 monthly payment for 36 months	8.0%
	1,447,137	165,120
Less debt discount and debt issuance cost	(289,332)	-
	1,157,805	165,120
Less current portion of promissory notes payable	585,310	-
Long-term promissory notes payable	$572,495	$165,120

(1)	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration (“SBA”).

During the period, the Company received a loan issued under the CARES Act program - Paycheck Protection Program (“PPP”). This loan program provides small businesses with funds to pay up to 8 weeks of payroll costs including benefits. Funds can also be used to pay interest on mortgages, rent, and utilities.

Under the PPP, the Company may apply to have certain amounts forgiven under the direction of the Administrator of the SBA providing that the Company satisfies certain criteria. Repayment of the PPP loan will commence earlier of when the SBA remits the forgiveness amount to the lender or the Maturity Date.

(2)	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program.

As the Company received an EIDL advance and a PPP loan, the EIDL advance portion will be applied against the PPP forgiveness amount as repayment to the SBA upon approval of the PPP forgiveness application.

During the year ended December 31, 2020, the Company recognized interest expense of $34,331, and amortization of debt discount, included in interest expense of $534,535, respectively.

During the years ended December 31, 2020 and 2019, the Company issued a total of $4,375,864 and $215,120, less discount of $823,868 and $0 and repaid $1,689,845 and $650,000, respectively.